Stock Based Compensation (Details) - USD ($)		6 Months Ended
	Jul. 13, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Restricted shares, description	the Company granted and issued 18,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2020. The restricted shares were vested on a straight line basis over the service period, and will be transferable after a lock-up period of six months. As of June 30, 2021 and December 31, 2020, 18,000 and 15,000 shares were vested, respectively. The grant-date value of each restricted share units was $2.42 by reference to the closing price of the Company’s Class A Ordinary Share on July 13, 2020, and the total fair value of these restricted Class A Ordinary Share units aggregated $43,560.
Accrual of (Reversal of) share-based compensation expenses		$ 89,502	$ (82,482)
Incur stock based compensation expenses		$ 580,935
Weighted average period		4 years 1 month 6 days